Financial Instruments (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement	$ 1,000	$ 7,700
Partnership [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Indemnification Under the Omnibus Agreement	$ 6,200	$ 6,200